Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable		$ 91,000	$ 136,000
Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	42,881,985	32,000,000	32,329,897
Common stock, shares outstanding	42,881,985	32,000,000	32,329,897